Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
19. COMMITMENTS AND CONTINGENCIES
Litigation
From time to time, the Company is subject to threats of litigation or actual litigation in the ordinary course of business, some of which may be material. The Company believes that there are no currently pending litigation matters that, if determined adversely by the Company, would have a material effect on the Company’s business.